Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2019

F10-QTLY-0819
1.818356.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.38% 8/1/19 to 9/26/19 (a)
(Cost $2,450,064)	2,460,000	2,450,597
	Shares	Value

Domestic Equity Funds - 22.1%
Fidelity Series All-Sector Equity Fund (b)	4,529,014	$45,426,009
Fidelity Series Blue Chip Growth Fund (b)	5,237,856	79,824,921
Fidelity Series Commodity Strategy Fund (b)	35,620,127	167,770,799
Fidelity Series Growth Company Fund (b)	9,322,725	161,562,822
Fidelity Series Intrinsic Opportunities Fund (b)	11,799,285	193,744,253
Fidelity Series Large Cap Stock Fund (b)	11,456,170	171,613,425
Fidelity Series Large Cap Value Index Fund (b)	3,782,112	48,751,419
Fidelity Series Opportunistic Insights Fund (b)	4,770,574	88,303,328
Fidelity Series Small Cap Discovery Fund (b)	2,088,062	23,135,726
Fidelity Series Small Cap Opportunities Fund (b)	5,132,571	71,548,037
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,730,344	132,090,540
Fidelity Series Value Discovery Fund (b)	7,304,601	93,791,083
TOTAL DOMESTIC EQUITY FUNDS
(Cost $954,397,343)		1,277,562,362

International Equity Funds - 15.2%
Fidelity Series Canada Fund (b)	2,369,749	25,877,657
Fidelity Series Emerging Markets Fund (b)	3,373,782	32,422,048
Fidelity Series Emerging Markets Opportunities Fund (b)	15,304,274	292,158,588
Fidelity Series International Growth Fund (b)	14,732,807	239,850,103
Fidelity Series International Small Cap Fund (b)	3,134,671	50,875,708
Fidelity Series International Value Fund (b)	23,904,765	230,202,889
Fidelity Series Overseas Fund (b)	849,835	8,532,345
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $689,760,723)		879,919,338

Bond Funds - 47.1%
Fidelity Series Emerging Markets Debt Fund (b)	4,421,697	43,023,116
Fidelity Series Floating Rate High Income Fund (b)	909,729	8,460,483
Fidelity Series High Income Fund (b)	4,439,684	42,265,796
Fidelity Series Inflation-Protected Bond Index Fund (b)	54,523,806	545,783,294
Fidelity Series International Credit Fund (b)	363,155	3,700,554
Fidelity Series Investment Grade Bond Fund (b)	157,072,355	1,795,337,017
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,304,230	254,202,380
Fidelity Series Real Estate Income Fund (b)	2,541,191	28,181,808
TOTAL BOND FUNDS
(Cost $2,670,107,399)		2,720,954,448

Short-Term Funds - 15.5%
Fidelity Cash Central Fund 2.42% (c)	18,001,562	18,005,163
Fidelity Series Government Money Market Fund 2.44% (b)(d)	709,149,556	709,149,556
Fidelity Series Short-Term Credit Fund (b)	16,633,536	167,167,036
TOTAL SHORT-TERM FUNDS
(Cost $893,078,923)		894,321,755
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,209,794,452)		5,775,208,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,053,306)
NET ASSETS - 100%		$5,773,155,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	94	Sept. 2019	$9,039,510	$160,868	$160,868
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	(2,307)	(2,307)
TOTAL FUTURES CONTRACTS					$158,561

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,450,597.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,217
Total	$105,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$45,616,618	$22,291	$2,073,396	$--	$(244,641)	$2,105,137	$45,426,009
Fidelity Series Blue Chip Growth Fund	92,661,846	40,159	15,795,453	--	4,397,041	(1,478,672)	79,824,921
Fidelity Series Canada Fund	23,728,118	1,572,317	879,611	--	2,324	1,454,509	25,877,657
Fidelity Series Commodity Strategy Fund	135,724,053	41,058,661	7,052,601	--	(640,749)	(1,318,565)	167,770,799
Fidelity Series Emerging Markets Debt Fund	43,440,644	664,149	1,702,945	644,566	(79,968)	701,236	43,023,116
Fidelity Series Emerging Markets Fund	32,201,584	1,929,250	1,130,914	--	(188)	(577,684)	32,422,048
Fidelity Series Emerging Markets Opportunities Fund	301,024,642	132,635	17,845,042	--	1,114,513	7,731,840	292,158,588
Fidelity Series Floating Rate High Income Fund	8,664,785	132,164	364,916	127,969	(18,993)	47,443	8,460,483
Fidelity Series Government Money Market Fund 2.44%	684,837,287	56,771,442	32,459,173	4,173,671	--	--	709,149,556
Fidelity Series Growth Company Fund	175,844,462	81,155	18,711,274	--	4,498,864	(150,385)	161,562,822
Fidelity Series High Income Fund	52,080,265	703,260	11,090,191	679,853	(134,921)	707,383	42,265,796
Fidelity Series Inflation-Protected Bond Index Fund	538,516,576	14,082,106	19,289,298	556,119	58,132	12,415,778	545,783,294
Fidelity Series International Credit Fund	3,567,269	24,166	--	24,167	--	86,884	3,700,554
Fidelity Series International Growth Fund	233,013,226	109,438	9,621,907	--	1,328,863	15,020,483	239,850,103
Fidelity Series International Small Cap Fund	54,710,672	26,436	6,286,095	--	759,846	1,664,849	50,875,708
Fidelity Series International Value Fund	226,433,481	5,113,920	9,505,422	--	(273,000)	8,433,910	230,202,889
Fidelity Series Intrinsic Opportunities Fund	215,566,356	100,380	21,597,319	--	4,803,524	(5,128,688)	193,744,253
Fidelity Series Investment Grade Bond Fund	1,785,031,439	49,461,271	78,580,799	14,167,719	(503,236)	39,928,342	1,795,337,017
Fidelity Series Large Cap Stock Fund	187,152,281	1,352,940	21,173,518	1,265,564	3,715,033	566,689	171,613,425
Fidelity Series Large Cap Value Index Fund	54,085,176	24,243	7,329,002	--	1,184,523	786,479	48,751,419
Fidelity Series Long-Term Treasury Bond Index Fund	287,564,333	2,092,926	49,209,172	1,954,545	2,039,989	11,714,304	254,202,380
Fidelity Series Opportunistic Insights Fund	95,785,417	43,782	13,020,133	--	4,736,899	757,363	88,303,328
Fidelity Series Overseas Fund	--	8,511,020	--	--	--	21,325	8,532,345
Fidelity Series Real Estate Income Fund	28,448,829	413,635	1,143,549	400,384	71,430	391,463	28,181,808
Fidelity Series Short-Term Credit Fund	168,841,907	4,042,980	7,046,926	1,156,059	(8,392)	1,337,467	167,167,036
Fidelity Series Small Cap Discovery Fund	26,806,607	537,322	4,301,868	525,395	541,003	(447,338)	23,135,726
Fidelity Series Small Cap Opportunities Fund	77,189,894	35,980	8,344,922	--	1,887,656	779,429	71,548,037
Fidelity Series Stock Selector Large Cap Value Fund	143,188,341	66,074	17,249,679	--	2,815,834	3,269,970	132,090,540
Fidelity Series Value Discovery Fund	102,153,762	46,847	11,211,614	--	2,334,254	467,834	93,791,083
	$5,823,879,870	$189,192,949	$394,016,739	$25,676,011	$34,385,640	$101,288,785	$5,754,752,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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